Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events

12.	Subsequent Events:

The Plan has evaluated subsequent events through June 25, 2026, the date the financial statements were available to be issued, and noted the following:

Plan Amendment No. 7 was executed on December 22, 2025 to merge the Fusion Pharmaceuticals US 401(k) Retirement Plan with and into the Plan effective on or about January 27, 2026.

Plan Amendment No. 8 was executed on December 22, 2025 to merge the TriNet 401(k) Plan attributable to employees of Icosavax, Inc. with and into the Plan effective January 16, 2026.

Plan Amendment No. 9 was executed on December 22, 2025 and amended the Plan effective January 1, 2026 to reflect changes to Roth catch-up contributions for certain participants, as required by SECURE 2.0 Act.

In September 2025, AstraZeneca PLC announced plans to harmonize its share listing structure, including a direct listing of its ordinary shares on the New York Stock Exchange (NYSE) to replace its existing U.S. listing of American Depositary Receipts (ADRs) on the Nasdaq. Effective February 2, 2026, AstraZeneca PLC terminated its ADR program and transitioned to a direct NYSE listing of its ordinary shares and as a result, the Plan’s holdings in AstraZeneca ADRs were converted into directly listed AstraZeneca ordinary shares.